TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2024
TRADE AND OTHER RECEIVABLES [Abstract]
Trade and Other Receivables
	2024	2023
	US$	US$
Current
Receivables from U.S. Government(1)	1,655,435	-
Receivables from other third-parties	646,575	228,395
Total trade and other receivables	2,302,010	228,395

Notes:

(1)	During fiscal 2024, the U.S. Department of Defense (U.S. DoD) contracted to award the Group US$12.7 million in funding under the Defense Production Act (DPA) Title III authorities to address U.S. titanium supply chain vulnerabilities. This funding is being applied towards the Group’s Titanium Production Facility. Title to all assets purchased by the Group with funds from the U.S. government vest with the U.S. government during the term of the technology investment agreement. At the end of the agreement, title may be transferred back to the Group subject to certain conditions.